EMPLOYEE BENEFITS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost of service	R$ 1,225	R$ 1,253	R$ 968
Interest cost	324,041	231,009	236,551
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	3,151,609	3,645,822	3,581,460
Consolidation of CSN Cimentos Brasil	67,640
Cost of service	1,225	1,253	968
Interest cost	324,041	231,009	236,551
Participant contributions made in the period	1,382	1,398	1,998
Benefits paid	(310,471)	(283,393)	(278,960)
Actuarial loss/(gain)	(124,578)	(444,480)	103,805
Present value of obligations at the ending of the year	R$ 3,110,848	R$ 3,151,609	R$ 3,645,822